Fair Value Disclosures of Financial Instruments (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of financial instruments
Restricted cash	$ 420,884,000	$ 695,388,000	$ 414,807,000
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,146,202,000	3,722,975,000	2,389,816,000
Notes receivable	18,098,000	23,181,000	9,489,000
Debt financing (including subordinated debt and foreign currency adjustment)	(22,273,303,000)	(24,342,787,000)	(24,384,272,000)
Derivative assets		54,000	198,000
Derivative liabilities	(10,379,000)	(20,933,000)	(31,756,000)
Guarantees	(128,907,000)	(49,268,000)	(21,164,000)
Estimated Fair Value, Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	121,723,000	605,410,000	1,565,480,000
Debt financing (including subordinated debt and foreign currency adjustment)		(18,822,645,000)	(18,382,511,000)
Estimated Fair Value, Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,024,479,000	3,117,565,000	824,336,000
Notes receivable	19,818,000	23,175,000	8,713,000
Debt financing (including subordinated debt and foreign currency adjustment)	(23,491,659,000)	(7,160,408,000)	(5,845,534,000)
Derivative assets		54,000	198,000
Derivative liabilities	(10,379,000)	(20,933,000)	(31,756,000)
Restricted cash	420,900,000	695,400,000	414,800,000
CVA and MVA adjustments related to derivative liabilities		300,000	6,400,000
Estimated Fair Value, Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(128,907,000)	(51,947,000)	(34,103,000)
Estimated Fair Value, Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,146,202,000	3,722,975,000	2,389,816,000
Notes receivable	19,818,000	23,175,000	8,713,000
Debt financing (including subordinated debt and foreign currency adjustment)	(23,491,659,000)	(25,983,053,000)	(24,228,045,000)
Derivative assets		54,000	198,000
Derivative liabilities	(10,379,000)	(20,933,000)	(31,756,000)
Guarantees	$ (128,907,000)	$ (51,947,000)	$ (34,103,000)